                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File number 811-21265
                                                    ------------

                     PowerShares Exchange-Traded Fund Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       Wheaton Oaks Professional Building

                             855 West Prairie Avenue
                                Wheaton, IL 60187
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  H. Bruce Bond
                       Wheaton Oaks Professional Building
                             855 West Prairie Avenue
                                Wheaton, IL 60187
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-983-0903
                                                           --------------

                     Date of fiscal year end: April 30, 2004
                                             ----------------

                   Date of reporting period: October 31, 2003
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

2003 SEMI-ANNUAL REPORT TO SHAREHOLDERS
31 OCTOBER 2003


[POWERSHARES(TM) XCHANGE TRADED FUNDS(TM) LOGO]


[GRAPHIC]


POWERSHARES DYNAMIC MARKET PORTFOLIO(SM)

POWERSHARES DYNAMIC OTC PORTFOLIO(SM)

TABLE OF CONTENTS

Shareholder Letter                              2

Managers' Analysis                              4

Schedule of Investments
  PowerShares Dynamic Market Portfolio          8

Financial Statements
  PowerShares Dynamic Market Portfolio         10

Financial Highlights
  PowerShares Dynamic Market Portfolio         13

Schedule of Investments
  PowerShares Dynamic OTC Portfolio            14

Financial Statements
  PowerShares Dynamic OTC Portfolio            16

Financial Highlights
  PowerShares Dynamic OTC Portfolio            19

Notes to Financial Statements                  20

TO OUR SHAREHOLDERS

For many, the past year has represented yet another tumultuous financial period. Investors have encountered not only an unpredictable economy and wars but also allegations of financial scandals spanning from large corporations to the mutual fund industry. These allegations have shaken the faith of Americans in many of the countries most trusted financial and business institutions.

This new environment has caused many to reevaluate, for the first time, the type of investment vehicles they are using to pursue their financial goals. Investors driven by the current events have sought investments which are transparent, efficient, low-cost, tax-advantaged, highly liquid and which can protect them from the adverse effects arising from excessive market timing and trading. During their search for alternatives the benefits of PowerShares and Exchange Traded Funds have shown brightly causing ETFs to become the investment of choice for many.

At PowerShares we hold fast to the belief that gross investment performance before adjustment for risk, all fees and taxes is meaningless and that absolute returns (Total Returns after accounting for all expenses, taxes, reliability and risk) are what enable individuals to build wealth over time. More directly stated -- "Performance Doesn't Matter if You Can't Take it Home." Cost and tax inefficiencies of an investment vehicle can be the single greatest deterrent to building wealth and should be among the first decisions an investor makes, even before considering the stated historical performance of an investment.

With this said, we are extremely pleased with the performance of the PowerShares Dynamic Portfolios over the period.

The PowerShares Dynamic Market Portfolio (PWC) is based on the Market Intellidex methodology which effectively identified top performing equities during the period, generating significant outperformance for the Market fund. The total return of the PowerShares Dynamic Market Portfolio for the period was 20.72% compared to 14.67% for the S&P 500 and 16.90% for the broader market Russell 3000.

The PowerShares Dynamic OTC Portfolio (PWO) is based on the OTC Intellidex methodology which effectively identified top performing equities during the period, generating significant outperformance for the OTC fund. The total return of the PowerShares Dynamic OTC Portfolio for the period was 33.93% compared to 27.23% for the Nasdaq 100 and 31.21% for the broader Nasdaq Composite.

On behalf of PowerShares Capital Management LLC and the Board of Trustees for the PowerShares Exchange-Traded Fund Trust, I want to thank you for using PowerShares in your financial planning. We look forward to continuing to provide compelling investment value and innovations to the financial market place.

Sincerely,


/s/ H. Bruce Bond


H. Bruce Bond

President and Chairman of the Board of Trustees for PowerShares Exchange-Traded Fund Trust

THERE ARE RISKS INVOLVED WITH INVESTING IN ETFs INCLUDING POSSIBLE LOSS OF MONEY. POWERSHARES ARE OPEN END FUNDS, ARE NOT ACTIVELY MANAGED AND ARE SUBJECT TO RISK SIMILAR TO STOCKS, INCLUDING THOSE RELATED TO SHORT SELLING AND MARGIN MAINTENANCE. POWERSHARES ARE NOT FDIC INSURED, MAY LOSE VALUE, AND HAVE NO BANK GUARANTEE. POWERSHARES IS A TRADEMARK OF POWERSHARES CAPITAL MANAGEMENT, LLC. INTELLIDEX IS A SERVICE MARK OF THE AMEX. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

FOR MORE COMPLETE INFORMATION ABOUT POWERSHARES CALL 800.THE.AMEX OR VISIT OUR WEBSITE POWERSHARES.COM FOR A PROSPECTUS WHICH CONTAINS MORE INFORMATION INCLUDING RISK, FEES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

ALPS DISTRIBUTORS, INC. IS THE DISTRIBUTOR OF THE POWERSHARES EXCHANGE-TRADED FUND TRUST.

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC MARKET PORTFOLIO(SM)
AS OF 31 OCTOBER 2003

PowerShares Capital Management LLC seeks to match the performance of the Underlying Market Intellidex. The Market Intellidex is comprised of 100 US stocks selected each quarter pursuant to a quantitative proprietary method.

The Market Intellidex uses market-like sector weightings and market-cap groupings in seeking to produce a sector and size dispersion similar to the overall broad market. To accomplish this the 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are ranked for investment potential using a proprietary AMEX Market Intellidex methodology. Companies are ranked quarterly, based on a variety of criteria including fundamental growth, stock valuation, timeliness and risk factors and then sorted based on their cumulative score on the above criteria.

The one hundred companies identified as having the greatest capital appreciation potential are then selected from the top of each sector and size category. This portfolio construction method provides precise market exposures using the stocks from across the marketplace identified as having the greatest investment merit persuant to the methodology. This process is repeated quarterly to assure precise market weightings and timely selections of stocks identified as having the greatest investment potential.

     - FUND PERFORMANCE HISTORY                     AS OF 31 DECEMBER 2002   AS OF 31 OCTOBER 2003
                                  1 YEAR   3 YEAR     5 YEAR      10 YEAR       SINCE INCEPTION
     INDEX (%)*
      INTELLIDEX                  -10.19    -0.75        6.13        13.31            20.54
      S&P 500                     -23.37   -15.71       -1.94         7.28            14.67
      RUSSELL 3K                  -22.81   -14.87       -2.06         6.96            16.90

     FUND
      NAV                                                                             20.72
      SHARE PRICE / MARKET                                                            20.77

     FUND INCEPTION 1 MAY 2003

     PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE powershares.com TO FIND THE MOST RECENT MONTHLY PERFORMANCE NUMBERS. INVESTMENT OBJECTIVES, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE S&P 500 INDEX AND THE RUSSELL 3000 INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 500 AND 3000 WIDELY HELD COMMON STOCKS.

          - SECTOR ALLOCATION (%)*

          CONSUMER DISCRETIONARY              12.9
          CONSUMER STAPLES                    10.6
          ENERGY                               5.2
          FINANCIALS                          21.9
          HEALTH CARE                         14.5
          INDUSTRIALS                         10.0
          INFORMATION TECHNOLOGY              15.4
          MATERIALS                            2.7
          TELECOMMUNICATIONS                   3.6
          UTILITIES                            3.2

          - STYLE ALLOCATION (%)*

          LARGE CAP GROWTH                    42.9
          LARGE CAP VALUE                     28.5
          MID CAP GROWTH                       8.5
          MID CAP VALUE                        7.8
          SMALL CAP GROWTH                     8.2
          SMALL CAP VALUE                      4.1

* AS OF 30 SEPTEMBER 2003

- FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

                                      CLOSING PRICE ABOVE NAV                       CLOSING PRICE BELOW NAV
                                 50-99         100-199         H200           50-99         100-199         H200
                             BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
2003
QUARTER ENDED 09.30.2003           4              0              0              0              0              0
QUARTER ENDED 06.30.2003           0              0              0              0              0              0

* COMMENCEMENT OF TRADING ON THE AMEX: 1 MAY 2003

[CHART]

- GROWTH OF INVESTMENT SINCE INCEPTION

             POWERSHARES DYNAMIC
             MARKET PORTFOLIO      S&P 500 INDEX
  5/1/2003               0.00%                0.00%
  5/2/2003               1.60%                1.50%
  5/5/2003               1.94%                1.12%
  5/6/2003               2.34%                1.97%
  5/7/2003               2.34%                1.45%
  5/8/2003               1.28%                0.43%
  5/9/2003               2.23%                1.87%
 5/12/2003               3.65%                3.14%
 5/13/2003               3.47%                2.84%
 5/14/2003               3.21%                2.51%
 5/15/2003               3.88%                3.31%
 5/16/2003               3.88%                3.06%
 5/19/2003               1.83%                0.49%
 5/20/2003               1.72%                0.37%
 5/21/2003               2.44%                0.78%
 5/22/2003               3.34%                1.70%
 5/23/2003               3.85%                1.85%
 5/27/2003               5.51%                3.84%
 5/28/2003               5.61%                4.03%
 5/29/2003               5.52%                3.64%
 5/30/2003               7.49%                5.16%
  6/2/2003               7.89%                5.53%
  6/3/2003               8.37%                6.03%
  6/4/2003               9.67%                7.63%
  6/5/2003              10.51%                8.06%
  6/6/2003              10.00%                7.80%
  6/9/2003               8.45%                6.51%
 6/10/2003               9.46%                7.48%
 6/11/2003              11.05%                8.86%
 6/12/2003              11.42%                8.97%
 6/13/2003              10.34%                7.89%
 6/16/2003              12.59%               10.31%
 6/17/2003              12.43%               10.41%
 6/18/2003              12.17%               10.24%
 6/19/2003              10.53%                8.56%
 6/20/2003              10.28%                8.66%
 6/23/2003               8.78%                7.13%
 6/24/2003               8.91%                7.33%
 6/25/2003               8.69%                6.44%
 6/26/2003               9.89%                7.59%
 6/27/2003               9.26%                6.54%
 6/30/2003               9.02%                6.35%
  7/1/2003               9.90%                7.21%
  7/2/2003              11.67%                8.45%
  7/3/2003              11.10%                7.57%
  7/7/2003              12.71%                9.62%
  7/8/2003              13.70%                9.99%
  7/9/2003              13.02%                9.38%
 7/10/2003              11.73%                7.90%
 7/11/2003              12.62%                8.93%
 7/14/2003              13.09%                9.56%
 7/15/2003              12.43%                9.18%
 7/16/2003              11.19%                8.48%
 7/17/2003              10.07%                7.14%
 7/18/2003              11.11%                8.41%
 7/21/2003               9.33%                6.82%
 7/22/2003              10.48%                7.84%
 7/23/2003              10.52%                7.89%
 7/24/2003               9.52%                7.13%
 7/25/2003              11.11%                8.99%
 7/28/2003              11.11%                8.75%
 7/29/2003              11.00%                7.96%
 7/30/2003              10.74%                7.77%
 7/31/2003              10.52%                8.08%
  8/1/2003               9.59%                6.97%
  8/4/2003               9.11%                7.26%
  8/5/2003               7.18%                5.37%
  8/6/2003               6.77%                5.54%
  8/7/2003               7.63%                6.31%
  8/8/2003               8.33%                6.69%
 8/11/2003               8.92%                7.02%
 8/12/2003              10.15%                8.08%
 8/13/2003               9.70%                7.39%
 8/14/2003              10.40%                8.10%
 8/15/2003              10.55%                8.12%
 8/18/2003              10.55%                9.11%
 8/19/2003              12.67%                9.39%
 8/20/2003              12.74%                9.17%
 8/21/2003              13.00%                9.49%
 8/22/2003              11.70%                8.38%
 8/25/2003              11.41%                8.45%
 8/26/2003              11.89%                8.78%
 8/27/2003              12.18%                8.78%
 8/28/2003              13.18%                9.44%
 8/29/2003              14.11%               10.01%
  9/2/2003              16.19%               11.53%
  9/3/2003              16.48%               12.00%
  9/4/2003              16.78%               12.19%
  9/5/2003              15.93%               11.47%
  9/8/2003              16.82%               12.59%
  9/9/2003              15.96%               11.66%
 9/10/2003              13.81%               10.33%
 9/11/2003              14.30%               10.93%
 9/12/2003              14.48%               11.17%
 9/15/2003              14.44%               10.75%
 9/16/2003              15.41%               12.33%
 9/17/2003              15.30%               11.97%
 9/18/2003              16.63%               13.45%
 9/19/2003              16.41%               13.10%
 9/22/2003              15.26%               11.63%
 9/23/2003              16.04%               12.30%
 9/24/2003              13.96%               10.16%
 9/25/2003              12.85%                9.49%
 9/26/2003              12.11%                8.79%
 9/29/2003              13.33%                9.85%
 9/30/2003              12.89%                8.69%
 10/1/2003              15.26%               11.12%
 10/2/2003              15.67%               11.34%
 10/3/2003              17.08%               12.39%
 10/6/2003              17.56%               12.88%
 10/7/2003              17.97%               13.42%
 10/8/2003              17.74%               12.82%
 10/9/2003              18.15%               13.36%
10/10/2003              18.15%               13.29%
10/13/2003              19.45%               14.08%
10/14/2003              19.86%               14.53%
10/15/2003              19.08%               14.24%
10/16/2003              19.89%               14.60%
10/17/2003              18.93%               13.43%
10/20/2003              19.78%               14.01%
10/21/2003              20.23%               14.16%
10/22/2003              18.34%               12.45%
10/23/2003              18.34%               12.82%
10/24/2003              17.74%               12.29%
10/27/2003              18.41%               12.53%
10/28/2003              19.34%               14.24%
10/29/2003              20.08%               14.39%
10/30/2003              19.97%               14.26%
10/31/2003              20.37%               14.67%

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC OTC PORTFOLIO(SM)
AS OF 31 OCTOBER 2003

PowerShares Capital Management LLC will seek to match the performance of the Underlying OTC Intellidex. The OTC Intellidex is comprised of 100 US stocks selected each quarter pursuant to a quantitative proprietary method.

The OTC Intellidex uses Nasdaq market-like sector weightings and market-cap groupings in seeking to produce a sector and size dispersion similar to the overall broad market. To accomplish this the 1,000 largest U.S. stocks (by market capitalization) traded on the NASDAQ are ranked for investment potential using a proprietary AMEX OTC Intellidex methodology. Companies are ranked quarterly, based on a variety of criteria including fundamental growth, stock valuation, timeliness and risk factors and then sorted based on their cumulative score on the above criteria.

The one hundred companies identified as having the greatest capital appreciation potential are then selected from the top of each sector and size category. This portfolio construction method provides precise OTC market exposures using NASDAQ stocks identified as having the greatest investment merit persuant to the methodology. This process is repeated quarterly to assure precise market weightings and timely selections of stocks identified as having the greatest investment potential.

     - FUND PERFORMANCE HISTORY                     AS OF 31 DECEMBER 2002   AS OF 31 OCTOBER 2003
                                  1 YEAR   3 YEAR     5 YEAR      10 YEAR       SINCE INCEPTION
     INDEX
      INTELLIDEX                  -19.18   -12.48        10.90       18.33           33.99
      NASDAQ 100                  -37.58   -35.73        -0.13       10.58           27.23
      NASDAQ                      -31.53   -31.02        -3.19        7.03           31.21

     FUND
      NAV                                                                            33.93
      SHARE PRICE / MARKET                                                           33.94

      FUND INCEPTION 1 MAY 2003

      PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE powershares.com TO FIND THE MOST RECENT MONTHLY PERFORMANCE NUMBERS. INVESTMENT OBJECTIVES, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE NASDAQ 100 AND NASDAQ COMPOSITE ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN OVER THE COUNTER (OTC) STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF THE 100 LARGEST AND ALL NASDAQ TRADED SECURITIES.

          - SECTOR ALLOCATION (%)*

          CONSUMER DISCRETIONARY      11.3
          CONSUMER STAPLES             0.5
          ENERGY                       0.2
          FINANCIALS                  10.1
          HEALTH CARE                 12.0
          INDUSTRIALS                  4.6
          INFORMATION TECHNOLOGY      56.4
          MATERIALS                    0.5
          TELECOMMUNICATIONS           4.4
          UTILITIES                    0.0

          - STYLE ALLOCATION (%)*

          LARGE CAP GROWTH            31.9
          LARGE CAP VALUE              0.0
          MID CAP GROWTH              27.7
          MID CAP VALUE               12.2
          SMALL CAP GROWTH            23.4
          SMALL CAP VALUE              4.8

* As of 30 September 2003

- FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

                                    CLOSING PRICE ABOVE NAV                       CLOSING PRICE BELOW NAV
                               50-99         100-199         H200           50-99         100-199         H200
                           BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS   BASIS POINTS
2003
QUARTER ENDED 09.30.2003          5            0               0              0              0             0
QUARTER ENDED 06.30.2003          0            0               0              1              0             0

* COMMENCEMENT OF TRADING ON THE AMEX: 1 MAY 2003

[CHART]

- GROWTH OF INVESTMENT SINCE INCEPTION

             POWERSHARES DYNAMIC
             OTC PORTFOLIO         NASDAQ
  5/1/2003                 0.00%     0.00%
  5/2/2003                 2.36%     2.06%
  5/5/2003                 2.91%     2.14%
  5/6/2003                 3.17%     3.47%
  5/7/2003                 3.17%     2.32%
  5/8/2003                 0.81%     1.16%
  5/9/2003                 1.89%     3.23%
 5/12/2003                 3.19%     4.67%
 5/13/2003                 3.49%     4.56%
 5/14/2003                 3.40%     4.23%
 5/15/2003                 4.44%     5.35%
 5/16/2003                 3.69%     4.48%
 5/19/2003                 0.71%     1.37%
 5/20/2003                 0.47%     1.26%
 5/21/2003                 1.01%     1.18%
 5/22/2003                 2.07%     2.38%
 5/23/2003                 2.80%     2.55%
 5/27/2003                 5.37%     5.71%
 5/28/2003                 6.20%     6.16%
 5/29/2003                 7.21%     6.95%
 5/30/2003                 7.97%     8.38%
  6/2/2003                 7.82%     8.03%
  6/3/2003                 8.89%     8.90%
  6/4/2003                11.44%    11.01%
  6/5/2003                12.67%    11.78%
  6/6/2003                12.05%    10.52%
  6/9/2003                 9.85%     8.92%
 6/10/2003                10.92%    10.53%
 6/11/2003                12.04%    11.78%
 6/12/2003                13.03%    12.30%
 6/13/2003                11.12%    10.45%
 6/16/2003                13.09%    13.18%
 6/17/2003                13.20%    13.30%
 6/18/2003                13.83%    13.89%
 6/19/2003                12.07%    11.96%
 6/20/2003                11.23%    11.69%
 6/23/2003                 8.60%     9.38%
 6/24/2003                 8.23%     9.04%
 6/25/2003                 8.93%     8.83%
 6/26/2003                10.57%    10.96%
 6/27/2003                10.01%    10.37%
 6/30/2003                 9.58%    10.20%
  7/1/2003                10.56%    11.38%
  7/2/2003                13.09%    14.00%
  7/3/2003                12.31%    12.96%
  7/7/2003                15.12%    16.85%
  7/8/2003                17.32%    18.60%
  7/9/2003                17.52%    18.67%
 7/10/2003                15.77%    16.52%
 7/11/2003                16.67%    17.75%
 7/14/2003                18.15%    19.17%
 7/15/2003                17.63%    19.06%
 7/16/2003                16.52%    18.70%
 7/17/2003                12.11%    15.31%
 7/18/2003                12.89%    16.02%
 7/21/2003                11.68%    14.18%
 7/22/2003                12.81%    15.86%
 7/23/2003                13.96%    16.75%
 7/24/2003                12.53%    15.54%
 7/25/2003                13.79%    17.53%
 7/28/2003                14.31%    17.85%
 7/29/2003                14.07%    17.58%
 7/30/2003                13.19%    16.87%
 7/31/2003                13.58%    17.82%
  8/1/2003                12.91%    16.51%
  8/4/2003                12.53%    16.40%
  8/5/2003                10.88%    13.65%
  8/6/2003                 8.67%    12.23%
  8/7/2003                 8.36%    12.20%
  8/8/2003                 8.36%    11.64%
 8/11/2003                 9.44%    12.83%
 8/12/2003                11.16%    14.56%
 8/13/2003                11.51%    14.54%
 8/14/2003                12.56%    15.47%
 8/15/2003                12.63%    15.58%
 8/18/2003                12.63%    18.13%
 8/19/2003                17.74%    19.60%
 8/20/2003                17.74%    19.56%
 8/21/2003                19.04%    20.71%
 8/22/2003                18.09%    19.88%
 8/25/2003                17.57%    19.81%
 8/26/2003                18.16%    20.24%
 8/27/2003                19.18%    21.02%
 8/28/2003                19.95%    22.25%
 8/29/2003                20.37%    22.95%
  9/2/2003                22.71%    25.05%
  9/3/2003                24.08%    25.83%
  9/4/2003                24.74%    26.92%
  9/5/2003                24.15%    26.19%
  9/8/2003                26.46%    28.25%
  9/9/2003                25.37%    27.22%
 9/10/2003                21.91%    23.85%
 9/11/2003                23.06%    25.37%
 9/12/2003                23.55%    25.97%
 9/15/2003                23.10%    25.34%
 9/16/2003                26.21%    28.16%
 9/17/2003                26.88%    27.88%
 9/18/2003                28.25%    29.68%
 9/19/2003                28.35%    29.41%
 9/22/2003                26.60%    27.30%
 9/23/2003                28.74%    29.14%
 9/24/2003                25.02%    25.20%
 9/25/2003                22.15%    23.41%
 9/26/2003                20.19%    21.70%
 9/29/2003                22.43%    23.90%
 9/30/2003                21.14%    21.35%
 10/1/2003                24.43%    24.43%
 10/2/2003                25.02%    24.70%
 10/3/2003                28.28%    27.71%
 10/6/2003                31.43%    28.58%
 10/7/2003                32.87%    29.56%
 10/8/2003                31.71%    28.60%
 10/9/2003                32.10%    29.84%
10/10/2003                32.73%    30.07%
10/13/2003                34.65%    31.30%
10/14/2003                35.46%    31.96%
10/15/2003                34.51%    31.68%
10/16/2003                34.41%    32.43%
10/17/2003                31.89%    29.87%
10/20/2003                32.03%    30.73%
10/21/2003                33.25%    31.80%
10/22/2003                30.73%    28.90%
10/23/2003                29.65%    28.04%
10/24/2003                28.53%    26.69%
10/27/2003                29.72%    27.87%
10/28/2003                32.69%    31.22%
10/29/2003                33.88%    31.51%
10/30/2003                34.16%    31.25%
10/31/2003                33.92%    31.21%

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MARKET PORTFOLIO
OCTOBER 31, 2003 (UNAUDITED)

   NUMBER
 OF SHARES                                                                  VALUE
------------                                                             ------------
               COMMON STOCKS--100.0%
               CONSUMER DISCRETIONARY--13.5%
    1,957      ADVO, Inc.*                                               $     87,732
    2,711      American Axle & Manufacturing
                Holdings, Inc.*                                                93,801
    3,855      Ameristar Casinos, Inc.*                                        81,418
    2,983      Autoliv, Inc.                                                   98,797
   27,332      AutoNation, Inc.*                                              511,108
   10,225      Best Buy Co., Inc.*                                            596,220
    9,036      Fortune Brands, Inc.                                           588,695
    2,122      GTECH Holdings Corp.                                            94,811
    4,968      Handleman Co.                                                   88,182
    2,260      K-Swiss, Inc., Class A                                          99,304
    4,148      Lithia Motors, Inc.                                             97,976
    2,100      Neiman Marcus Group (The), Inc.,
                Class A*                                                       99,855
   18,167      RadioShack Corp.                                               544,828
                                                                         ------------
                                                                            3,082,727
                                                                         ------------
               CONSUMER STAPLES--10.4%
    8,824      7-Eleven, Inc.*                                                140,743
    3,445      Church & Dwight Co., Inc.                                      128,395
    3,711      Dean Foods Co.*                                                112,258
    4,289      Fresh Del Monte Produce, Inc.                                  107,225
   24,147      Gillette (The) Co.                                             770,289
    8,760      Procter & Gamble (The) Co.                                     861,021
    3,671      Sanderson Farms, Inc.                                          128,999
    4,602      SUPERVALU, INC.                                                116,062
                                                                         ------------
                                                                            2,364,992
                                                                         ------------
               ENERGY--4.9%
    3,181      Cabot Oil & Gas Corp.                                           81,275
    5,484      ChevronTexaco Corp.                                            407,462
   10,745      Exxon Mobil Corp.                                              393,052
    3,678      FMC Technologies, Inc.*                                         73,854
    3,419      Holly Corp.                                                     85,201
    1,919      Pogo Producing Co.                                              80,233
                                                                         ------------
                                                                            1,121,077
                                                                         ------------
               FINANCIALS--21.9%
   16,184      AFLAC, Inc.                                                    590,392
    8,743      Anchor BanCorp Wisconsin, Inc.                                 217,701
    5,283      BancorpSouth, Inc.                                             124,203
    6,722      Bank of America Corp.                                          509,057
    2,730      Doral Financial Corp.                                          137,865
    4,734      First American Corp.                                           135,629
    3,672      First BanCorp.                                                 122,278
   17,117      John Hancock Financial Services, Inc.                          605,085
    2,465      LandAmerica Financial Group, Inc.                              123,275
    1,579      Legg Mason, Inc.                                               131,452
    3,351      Old Republic International Corp.                               120,435
   11,035      PNC Financial Services Group                                   591,145
   16,961      Principal Financial Group, Inc.                                531,727
    3,870      Stewart Information Services Corp.*                            120,551
   14,573      Universal American Financial Corp.*                       $    146,459
    3,294      W. R. Berkley Corp.                                            112,951
   12,350      Wachovia Corp.                                                 566,495
    6,074      Waypoint Financial Corp.                                       126,461
                                                                         ------------
                                                                            5,013,161
                                                                         ------------
               HEALTH CARE--14.4%
    2,021      AMERIGROUP Corp.*                                               84,518
    3,265      Apria Healthcare Group, Inc.*                                   94,685
   22,116      Caremark Rx, Inc.*                                             554,006
    1,773      Coventry Health Care, Inc.*                                     97,072
    2,807      DaVita, Inc.*                                                   98,526
   17,150      Health Net, Inc.*                                              541,769
    4,862      Humana, Inc.*                                                   98,650
    1,719      Mid Atlantic Medical Services, Inc.*                           100,390
    3,630      Owens & Minor, Inc.                                             73,834
    1,707      PacifiCare Health Systems, Inc.*                               101,567
    2,998      Select Medical Corp.*                                          100,643
   21,640      Service Corp. International*                                   104,954
    3,408      Sybron Dental Specialties, Inc.*                                78,384
   10,914      UnitedHealth Group, Inc.                                       555,303
    9,374      Varian Medical Systems, Inc.*                                  599,373
                                                                         ------------
                                                                            3,283,674
                                                                         ------------
               INDUSTRIALS--9.9%
    6,056      AirTran Holdings, Inc.*                                         98,168
    5,827      ExpressJet Holdings, Inc.*                                      89,153
    2,641      Forward Air Corp.*                                              76,800
    1,978      Genlyte Group, Inc.*                                            93,282
    1,942      ITT Educational Services, Inc.*                                 96,712
    2,142      Oshkosh Truck Corp.                                             98,168
   18,716      Rockwell Automation, Inc.                                      581,132
   18,345      Rockwell Collins, Inc.                                         503,570
    6,319      United Technologies Corp.                                      535,156
    3,438      Watson Wyatt & Co. Holdings*                                    82,684
                                                                         ------------
                                                                            2,254,825
                                                                         ------------
               INFORMATION TECHNOLOGY--15.4%
   11,699      Aspect Communications Corp.*                                   158,287
    6,012      Checkpoint Systems, Inc.*                                      113,266
    5,125      Citrix Systems, Inc.*                                          129,560
   13,096      Computer Associates International, Inc.                        308,018
    1,989      FactSet Research Systems, Inc.                                  86,800
   10,660      InfoUSA, Inc.*                                                  87,412
    5,964      International Business Machines Corp.                          533,659
    4,717      National Processing, Inc.*                                     104,199
   39,545      Oracle Corp.*                                                  472,958
    3,901      Plantronics, Inc.*                                             108,487
   15,080      Scientific-Atlanta, Inc.                                       446,368
    5,245      SpectraLink Corp.*                                              92,312
    3,910      Storage Technology Corp.*                                       94,231
    5,837      Sybase, Inc.*                                                  104,482
   21,787      Thermo Electron Corp.*                                         478,878

SEE NOTES TO FINANCIAL STATEMENTS.

   NUMBER
 OF SHARES                                                                  VALUE
------------                                                             ------------
               COMMON STOCKS (CONTINUED)
    1,320      University of Phoenix Online*                             $     90,763
   12,994      Westell Technologies, Inc., Class A*                           108,240
                                                                         ------------
                                                                            3,517,920
                                                                         ------------
               MATERIALS--2.6%
    1,607      AptarGroup, Inc.                                                57,531
    1,638      Cytec Industries, Inc.*                                         57,183
    7,866      Sigma-Aldrich Corp.                                            412,571
    4,810      Wausau-Mosinee Paper Corp.                                      59,451
                                                                         ------------
                                                                              586,736
                                                                         ------------
               TELECOMMUNICATIONS--4.0%
    9,028      BellSouth Corp.                                                237,527
   12,858      Nextel Communications, Inc.*                                   311,163
    1,107      NII Holdings, Inc., Class B*                                    85,339
    2,181      NTL, Inc.*                                                     134,633
    9,720      PTEK Holdings, Inc.*                                            84,661
    5,398      TALK America Holdings, Inc.                                     67,367
                                                                         ------------
                                                                              920,690
                                                                         ------------
               UTILITIES--3.0%
    2,958      Black Hills Corp.                                               95,159
    2,691      Constellation Energy Group, Inc.                                97,872
    7,618      Exelon Corp.                                                   483,362
                                                                         ------------
                                                                              676,393
                                                                         ------------
               TOTAL INVESTMENTS
               (Cost $21,053,617)--100.0%                                  22,822,195
               Liabilities in excess of other assets--0.0%                    (10,954)
                                                                         ------------
               NET ASSETS--100.0%                                        $ 22,811,241
                                                                         ============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

POWERSHARES DYNAMIC MARKET PORTFOLIO
OCTOBER 31, 2003 (UNAUDITED)

ASSETS:
  Investments at value, (Cost $21,053,617)                      $    22,822,195
  Receivables:
    Dividends                                                            13,985
    Due from Administrator                                               45,690
                                                                ---------------
    TOTAL ASSETS                                                     22,881,870
                                                                ---------------

LIABILITIES:
  Due to custodian                                                        3,671
  Accrued Advisory fees                                                  21,268
  Other accrued expenses                                                 45,690
                                                                ---------------
    TOTAL LIABILITIES                                                    70,629
                                                                ---------------
NET ASSETS                                                      $    22,811,241
                                                                ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                               $    15,366,199
  Distributions in excess of net investment income                      (11,483)
  Net realized gain on investments                                    5,687,947
  Net unrealized appreciation on investments                          1,768,578
                                                                ---------------
NET ASSETS                                                      $    22,811,241
                                                                ===============

  Shares outstanding                                                    702,228
  Net asset value                                               $         32.48
                                                                ===============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

POWERSHARES DYNAMIC MARKET PORTFOLIO
FOR THE PERIOD MAY 1, 2003* THROUGH OCTOBER 31, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                     $       226,251
                                                                ---------------

EXPENSES:
  Advisory fees                                                          97,049
  Legal                                                                  61,302
  Administration                                                         30,000
  Accounting services                                                    27,500
  Insurance                                                              23,725
  Trustees                                                               20,110
  Amortization of offering cost                                          12,839
  Audit                                                                   6,667
  Custodian                                                               4,035
  Distribution fees                                                       1,827
  Other fees                                                             19,380
                                                                ---------------
    TOTAL EXPENSES                                                      304,434
  Less: Advisory waiver                                                 (97,049)
  Less: Other fees waived by the Adviser                                (44,561)
  Less: Fees waived
    Administrator                                                       (24,145)
    Fund Accounting                                                     (21,545)
                                                                ---------------
    NET EXPENSES                                                        117,134
                                                                ---------------
    NET INVESTMENT INCOME                                               109,117
                                                                ---------------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized gain on investments                                    5,687,947
  Net unrealized appreciation on investments                          1,768,578
                                                                ---------------
  Net realized and unrealized gain on investments                     7,456,525
                                                                ---------------
  Net increase in net assets resulting from operations          $     7,565,642
                                                                ===============

*  Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

POWERSHARES DYNAMIC MARKET PORTFOLIO

                                                                           FOR THE PERIOD
                                                                            MAY 1, 2003*
                                                                              THROUGH
                                                                          OCTOBER 31, 2003
                                                                             (UNAUDITED)
                                                                          ----------------
OPERATIONS:
   Net investment income                                                  $        109,117
   Net realized gain on investments                                              5,687,947
   Net unrealized appreciation on investments                                    1,768,578
                                                                          ----------------
     Net increase in net assets resulting from operations                        7,565,642
                                                                          ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                          (120,600)
                                                                          ----------------

CAPITAL STOCK TRANSACTIONS:
   Proceeds from capital stock sold                                             91,084,049
   Value of capital stock repurchased                                          (75,777,292)
                                                                          ----------------
   Net increase in net assets resulting from capital stock transactions         15,306,757
                                                                          ----------------
     INCREASE IN NET ASSETS                                                     22,751,799

NET ASSETS:
   Beginning of period                                                              59,442
                                                                          ----------------
   End of period                                                          $     22,811,241
                                                                          ================

CHANGES IN CAPITAL STOCK OUTSTANDING:**
   Shares sold                                                                   2,300,000
   Shares repurchased                                                           (1,600,000)
   Shares outstanding, beginning of period                                           2,228
                                                                          ----------------
   Shares outstanding, end of period                                               702,228
                                                                          ================

*  Commencement of Investment Operations.
** Amounts have been adjusted for stock split (See Note 7).

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

POWERSHARES DYNAMIC MARKET PORTFOLIO

                                                                           FOR THE PERIOD
                                                                            MAY 1, 2003*
                                                                              THROUGH
                                                                          OCTOBER 31, 2003
                                                                             (UNAUDITED)
                                                                          ----------------
PER SHARE OPERATING PERFORMANCE:+
   Net asset value at beginning of period                                 $          26.90
                                                                          ----------------

   Net investment income**                                                            0.09
   Net realized and unrealized gain on investments                                    5.70
                                                                          ----------------
     Total from investment operations                                                 5.79
                                                                          ----------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                             (0.21)
                                                                          ----------------
   Net asset value at end of period                                       $          32.48
                                                                          ----------------
TOTAL RETURN                                                                         21.08%***

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                            $         22,811
   Ratio to average net assets of:
     Expenses, net of waivers                                                         0.60%****
     Expenses, prior to waivers                                                       1.57%****
     Net investment income, net of waivers                                            0.56%****
   Portfolio turnover rate                                                              36%++

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return is calculated for a period of less than one year is not annualized.
**** Annualized.
+    Per share amounts have been adjusted for 4 for 1 stock split (See Note 7).
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC OTC PORTFOLIO
OCTOBER 31, 2003 (UNAUDITED)

   NUMBER
 OF SHARES                                                                  VALUE
------------                                                             ------------
               COMMON STOCKS--100.1%
               CONSUMER DISCRETIONARY--15.0%
    4,295      Ameristar Casinos, Inc.*                                  $     90,710
    5,759      Corinthian Colleges, Inc.*                                     356,597
   13,684      Harris Interactive, Inc.*                                       90,999
    4,289      Hibbett Sporting Goods, Inc.*                                  117,133
    5,715      Hollywood Entertainment Corp.                                   86,868
    2,511      K-Swiss, Inc., Class A                                         110,333
    3,300      Matthews International Corp., Class A                           89,067
    3,246      Monro Muffler Brake, Inc.*                                     106,631
    3,813      PACCAR, Inc.                                                   301,074
   27,967      PanAmSat Corp.*                                                578,918
   14,577      Rent-A-Center, Inc.*                                           455,677
    7,217      Ryan's Family Steak Houses, Inc.*                              100,605
   11,805      Scientific Games Corp., Class A*                               157,007
   16,704      Starbucks Corp.*                                               527,846
                                                                         ------------
                                                                            3,169,465
                                                                         ------------
               CONSUMER STAPLES--0.5%
    2,908      Sanderson Farms, Inc.                                          102,187
                                                                         ------------
               ENERGY--0.2%
      611      Clayton Williams Energy, Inc.*                                  12,831
      991      Patterson-UTI Energy, Inc.*                                     28,333
                                                                         ------------
                                                                               41,164
                                                                         ------------
               FINANCIALS--10.0%
    2,354      Anchor BanCorp Wisconsin, Inc.                                  58,615
    8,970      Associated Banc-Corp.                                          369,204
    7,313      Bankrate, Inc.*                                                111,670
    1,802      Chemical Financial Corp.                                        62,620
    1,731      City Holding Co.                                                58,542
    3,172      Columbia Banking Systems, Inc.                                  61,442
    2,798      First Federal Capital Corp.                                     61,528
    9,688      IPC Holdings, Ltd.                                             362,815
    2,873      Mid-State Bancshares                                            69,900
   10,141      SEI Investments Co.                                            295,306
    8,073      T. Rowe Price Group, Inc.                                      332,204
    4,472      TrustCo Bank Corp. NY                                           58,360
    7,541      Universal American Financial Corp.*                             75,787
    4,909      USI Holdings Corp.*                                             62,295
    3,145      Waypoint Financial Corp.                                        65,479
                                                                         ------------
                                                                            2,105,767
                                                                         ------------
               HEALTH CARE--9.6%
    6,728      Cytyc Corp.*                                                    86,993
    3,677      Dynacq International, Inc.*                                     61,516
   27,517      Endo Pharmaceuticals Holdings, Inc.*                           450,178
    5,581      Genencor International, Inc.*                                   85,389
    8,329      Gentiva Health Services, Inc.                                   95,034
    7,915      Henry Schein, Inc.*                                            491,126
    4,100      Merit Medical Systems, Inc.*                                   107,379
    6,717      Omnicell, Inc.*                                                 95,583
   11,051      Respironics, Inc.*                                        $    460,716
    2,995      Young Innovations, Inc.                                         89,850
                                                                         ------------
                                                                            2,023,764
                                                                         ------------
               INDUSTRIALS--1.1%
    1,616      Charles River Associates, Inc.*                                 49,644
    1,007      Engineered Support Systems, Inc.                                68,082
    1,832      Forward Air Corp.*                                              53,275
    1,374      Genlyte Group, Inc.*                                            64,798
                                                                         ------------
                                                                              235,799
                                                                         ------------
               INFORMATION TECHNOLOGY--58.1%
    2,614      ANSYS, Inc.*                                                    93,163
    2,959      Applied Films Corp.*                                            92,765
   11,862      Artesyn Technologies, Inc.*                                     97,624
   11,281      Aspect Communications Corp.*                                   152,632
    2,327      BARRA, Inc.*                                                    88,426
   11,970      CDW Corp.                                                      718,799
   32,022      Cisco Systems, Inc.*                                           671,822
   32,652      Citrix Systems, Inc.*                                          825,442
   60,864      CMGI, Inc.*                                                    114,424
   18,912      Cognizant Technology Solutions Corp.*                          858,415
   17,227      Conexant Systems, Inc.*                                        100,433
    3,448      DSP Group, Inc.*                                                82,338
   12,796      EarthLink, Inc.                                                117,083
    7,263      eFunds Corp.*                                                  116,281
   11,862      Epicor Software Corp.*                                         119,925
   33,184      Foundry Networks, Inc.*                                        771,859
   12,993      GlobespanVirata, Inc.*                                          80,037
   10,279      InfoUSA, Inc.*                                                  84,288
   22,079      Intel Corp.                                                    729,711
   13,121      Intervoice, Inc.*                                              136,590
    9,250      Lightbridge, Inc.*                                              88,800
    5,138      Metrologic Instruments, Inc.*                                  120,383
   23,019      Microsoft Corp.                                                601,947
    7,229      MRO Software, Inc.*                                             91,447
    6,964      MTS Systems Corp.                                              122,497
   26,966      NetScreen Technologies, Inc.*                                  717,835
   49,125      Oracle Corp.*                                                  587,535
   13,121      Pegasystems, Inc.*                                              99,851
    3,934      Planar Systems, Inc.*                                           91,033
   37,134      Polycom, Inc.*                                                 743,793
   11,212      Presstek, Inc.*                                                 86,445
    4,604      Progress Software Corp.*                                       101,610
    5,210      RadiSys Corp.*                                                 101,856
   36,059      Rambus, Inc.*                                                  892,820
    3,754      Renaissance Learning, Inc.*                                     94,451
    5,056      SpectraLink Corp.*                                              88,986
    4,945      SS&C Technologies, Inc.                                        108,790
    3,546      Syntel, Inc.                                                    87,976
    8,620      Systems & Computer Technology Corp.*                           126,714

SEE NOTES TO FINANCIAL STATEMENTS.

   NUMBER
 OF SHARES                                                                  VALUE
------------                                                             ------------
               Common Stocks (Continued)
    9,250      Tradestation Group, Inc.*                                 $     78,718
    7,056      Transaction Systems Architects, Inc.,
                Class A*                                                      141,120
      916      University of Phoenix Online*                                   62,984
   18,598      VERITAS Software Corp.*                                        672,318
   40,574      Vignette Corp.*                                                101,841
   12,533      Westell Technologies, Inc., Class A*                           104,400
    9,390      Xicor, Inc.*                                                   106,295
                                                                         ------------
                                                                           12,274,502
                                                                         ------------
               MATERIALS--0.5%
    1,264      Sigma-Aldrich Corp.                                             66,297
      931      Silgan Holdings, Inc.*                                          29,773
                                                                         ------------
                                                                               96,070
                                                                         ------------
               TELECOMMUNICATIONS--5.1%
   10,807      Nextel Communications, Inc.*                                   261,529
   11,333      NTL, Inc.*                                                     699,587
   12,258      PTEK Holdings, Inc.*                                           106,767
                                                                         ------------
                                                                            1,067,883
                                                                         ------------
               TOTAL INVESTMENTS
               (Cost $18,416,029)--100.1%                                  21,116,601
               Liabilities in excess of other assets--(0.1%)                  (19,910)
                                                                         ------------
               NET ASSETS--100.0%                                        $ 21,096,691
                                                                         ============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

POWERSHARES DYNAMIC OTC PORTFOLIO
OCTOBER 31, 2003 (UNAUDITED)

ASSETS:
  Investments at value, (Cost $18,416,029)                      $    21,116,601
  Receivables:
    Dividends                                                             9,265
    Due from Administrator                                               48,218
                                                                ---------------
    TOTAL ASSETS                                                     21,174,084
                                                                ---------------

LIABILITIES:
  Due to custodian                                                       10,035
  Accrued Advisory fees                                                  19,140
  Other accrued expenses                                                 48,218
                                                                ---------------
    TOTAL LIABILITIES                                                    77,393
                                                                ---------------
NET ASSETS                                                      $    21,096,691
                                                                ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                               $    11,899,305
  Net investment loss                                                    (2,189)
  Net realized gain on investments                                    6,499,003
  Net unrealized appreciation on investments                          2,700,572
                                                                ---------------
NET ASSETS                                                      $    21,096,691
                                                                ===============

  Shares outstanding                                                    551,424
  Net asset value                                               $         38.26
                                                                ===============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

POWERSHARES DYNAMIC OTC PORTFOLIO
FOR THE PERIOD MAY 1, 2003* THROUGH OCTOBER 31, 2003 (UNAUDITED)

INVESTMENT INCOME:
   Dividends                                                         $    88,541
                                                                     -----------

EXPENSES:
   Advisory fees                                                          75,092
   Legal                                                                  61,302
   Administration                                                         30,000
   Accounting services                                                    27,500
   Insurance                                                              23,725
   Trustees                                                               20,110
   Amortization of offering cost                                          12,509
   Audit                                                                   6,667
   Custodian                                                               5,420
   Distribution fees                                                       1,750
   Other fees                                                             18,204
                                                                     -----------
     TOTAL EXPENSES                                                      282,279
   Less: Advisory waiver                                                 (75,092)
   Less: Other fees waived by the Adviser                                (68,239)
   Less: Fees waived
     Administrator                                                       (25,464)
     Fund Accounting                                                     (22,754)
                                                                     -----------
     NET EXPENSES                                                         90,730
                                                                     -----------
     NET INVESTMENT LOSS                                                  (2,189)
                                                                     -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                    6,499,003
   Net unrealized appreciation on investments                          2,700,572
                                                                     -----------
   Net realized and unrealized gain on investments                     9,199,575
                                                                     -----------
   Net increase in net assets resulting from operations              $ 9,197,386
                                                                     ===========

*  Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

POWERSHARES DYNAMIC OTC PORTFOLIO

                                                                                 FOR THE PERIOD
                                                                                  MAY 1, 2003*
                                                                                    THROUGH
                                                                                OCTOBER 31, 2003
                                                                                   (UNAUDITED)
                                                                                ----------------
OPERATIONS:
   Net investment loss                                                          $         (2,189)
   Net realized gain on investments                                                    6,499,003
   Net unrealized appreciation on investments                                          2,700,572
                                                                                ----------------
     Net increase in net assets resulting from operations                              9,197,386
                                                                                ----------------

CAPITAL STOCK TRANSACTIONS:
   Proceeds from capital stock sold                                                   71,402,566
   Value of capital stock repurchased                                                (59,543,267)
                                                                                ----------------
   Net increase in net assets resulting from capital stock transactions               11,859,299
                                                                                ----------------
     INCREASE IN NET ASSETS                                                           21,056,685

NET ASSETS:
   Beginning of period                                                                    40,006
                                                                                ----------------
   End of period                                                                $     21,096,691
                                                                                ================

CHANGES IN CAPITAL STOCK OUTSTANDING:**
   Shares sold                                                                         1,600,000
   Shares repurchased                                                                 (1,050,000)
   Shares outstanding, beginning of period                                                 1,424
                                                                                ----------------
   Shares outstanding, end of period                                                     551,424
                                                                                ================

*  Commencement of Investment Operations.
** Amounts have been adjusted for stock split (See Note 7).

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

POWERSHARES DYNAMIC OTC PORTFOLIO

                                                                                 FOR THE PERIOD
                                                                                  MAY 1, 2003*
                                                                                    THROUGH
                                                                                OCTOBER 31, 2003
                                                                                   (UNAUDITED)
                                                                                ----------------
PER SHARE OPERATING PERFORMANCE:+
   Net asset value at beginning of period                                       $          28.09
                                                                                ----------------
   Net investment loss**                                                                   (0.00)++
   Net realized and unrealized gain on investments                                         10.17
                                                                                ----------------
   Net asset value at end of period                                             $          38.26
                                                                                ----------------
TOTAL RETURN                                                                               36.18%***

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                  $         21,097
   Ratio to average net assets of:
     Expenses, net of waivers                                                               0.60%****
     Expenses, prior to waivers                                                             1.88%****
     Net investment loss, net of waivers                                                   (0.01)%****
   Portfolio turnover rate                                                                    42%+++

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return is calculated for a period of less than one year is not annualized.
**** Annualized.
+    Per share amounts have been adjusted for 4 for 1 stock split (See Note 7).
++   Amount less than $0.01 per share.
+++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

POWERSHARES EXCHANGE-TRADED FUND TRUST
OCTOBER 31, 2003 (UNAUDITED)

NOTE 1. ORGANIZATION
PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end non-diversified management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of two portfolios, the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, each of which represents a separate series of beneficial interest in the Trust (collectively referred to as the "Fund"). The Fund's shares are listed on the American Stock Exchange and traded on the American Stock Exchange at market prices that may differ to some degree from net asset value of the shares of the Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects any risk of loss to be remote.

A. SECURITY VALUATION
The Fund's securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Fund's accounting agent in accordance with procedures adopted by the Board of Trustees.

B. FEDERAL INCOME TAXES
The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, futures and options, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

C. INVESTMENT INCOME
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

D. EXPENSES
Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

E. INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS
The Trust declares and pays dividends from net investment income to its shareholders quarterly. Each Fund distributes its net realized taxable capital gains, if any, to shareholders annually.

G. PROXY VOTING POLICIES
Information regarding how the Funds voted proxies relating to portfolio securities during the 12 month period from May 1, 2003 through April 30, 2004 will be available in June 2004 without charge by calling 1-800-843-2639, and on the SEC's website at www.sec.gov.

NOTE 3. ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES PowerShares Capital Management LLC ("Adviser") has overall responsibility as the Fund's investment adviser for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs, and providing certain clerical, bookkeeping and other administrative services. The Adviser will receive fees from each Fund equal to 0.50% of the Fund's average daily net assets.

The Bank of New York is the administrator, custodian, fund accounting and transfer agent for each Fund. For the period ended October 31, 2003, The Bank of New York voluntarily waived administration and fund accounting fees for PowerShares Dynamic Market Portfolio amounting to $24,145 and $21,545, respectively. In addition, The Bank of New York voluntarily waived administration and fund accounting fees for PowerShares Dynamic OTC Portfolio amounting to $25,464 and $22,754, respectively.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, paying for licensing fees related to the Market Intellidex and the OTC Intellidex, any distribution fees or expenses and extraordinary expenses. Pursuant to the Management Agreement, until at least April 30, 2005, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets. The American Stock Exchange LLC (the "AMEX") Intellidex Index has entered into an agreement with respect to PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio for the licensed use of the Intellidex Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Fund pay a fee of $5,000, an annual aggregate listing fee in accordance with AMEX's annual listing fee schedule, which shall not exceed the maximum annual listing fee for a stock issue set forth in such schedule (which fee is currently $14,500) for all POWERSHARES ETF; and an annual fee of

$10,000 per fund for the intra-day calculation of estimated share values based on the creation basket for each POWERSHARES ETF.

For the period ended October 31, 2003, the Advisor waived fees for PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio amounting to $141,610 and $143,331, respectively.

NOTE 4. DISTRIBUTION SERVICES AGREEMENT
ALPS Distributors, Inc. (the "Distributor") serves as the Distributor of Creation Units of each Fund pursuant to a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets of each year for certain distribution-related activities. No 12b-1 fees are currently charged to either Fund, and there are no plans to impose these fees.

NOTE 5. INVESTMENT TRANSACTIONS
For the period ended October 31, 2003, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

                                                  PURCHASES           SALES
                                               ---------------   ---------------
PowerShares Dynamic Market                     $    13,591,579   $    13,375,245
PowerShares Dynamic OTC                             12,029,851        11,947,198

There were no purchases or sales of U.S. government or government agency obligation for the period ended October 31, 2003.

At October 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
 Accordingly, gross unrealized appreciation and gross unrealized depreciation of investments was as follows:

                                    UNREALIZED      UNREALIZED    NET UNREALIZED
                                   APPRECIATION    DEPRECIATION    APPRECIATION
                                   ------------    ------------   --------------
PowerShares Dynamic Market         $  2,047,108    $   (278,530)  $    1,768,578
PowerShares Dynamic OTC               2,992,362        (291,790)       2,700,572

NOTE 6. CAPITAL
Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each portfolio of the Trust on the transaction date.

NOTE 7. STOCK SPLIT
On July 15, 2003 the Board of Trustees of the Trust declared a 4-for-1 stock split for each Fund based on the shares outstanding at the close of business on July 15, 2003. The stock split entitles each shareholder of record three additional shares for every share of the exchange-traded fund. All capital share activity and per share data have been restated to reflect these stock splits.

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

                                                          [POWERSHARES(TM) LOGO]


                                              WHEATON OAKS PROFESSIONAL BUILDING
                                                         855 WEST PRAIRIE AVENUE
                                                               WHEATON, IL 60187

                                                                    800.983.0903
                                                             www.powershares.com

ITEM 2. CODE OF ETHICS.

Not required for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

 (a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

Not Required for Semi annual report

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.